Consolidated Balance Sheets ₪ in Thousands, $ in Thousands	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
CURRENT ASSETS:
Cash and cash equivalents | ₪		₪ 27,244	₪ 17,809
Other receivables | ₪		690	816
CURRENT ASSETS | ₪		27,934	18,625
LONG-TERM ASSETS:
Restricted cash | ₪		331	337
Right-of-use assets | ₪		1,299
Other long term assets | ₪		113	132
Property, plant and equipment, net | ₪		1,472	1,544
Non-current assets | ₪		3,215	2,013
Assets | ₪		31,149	20,638
CURRENT LIABILITIES:
Trade payables | ₪		994	887
Other payables | ₪		3,190	4,012
Lease liabilities | ₪		468
Current liabilities | ₪		4,652	4,899
NON CURRENT LIABILITIES:
Warrants | ₪		3,722	1,816
Lease liabilities | ₪		867
Non current Liabilities | ₪		4,589	1,816
SHAREHOLDERS' EQUITY :
Ordinary shares of no par value: Authorized: 500,000,000 shares at December 31, 2018 and June 30, 2019 (unaudited); Issued and outstanding: 130,414,799 at December 31, 2018; and 224,087,799 at June 30, 2019(unaudited). | ₪
Additional paid-in capital | ₪		108,305	95,085
Share-based payments | ₪		13,003	12,319
Treasury shares | ₪		(9,425)	(9,425)
Accumulated deficit | ₪		(89,975)	(84,056)
Equity | ₪		21,908	13,923
Equity and liabilities | ₪		₪ 31,149	₪ 20,638
U.S. dollars [Member]
CURRENT ASSETS:
Cash and cash equivalents | $	$ 7,640
Other receivables | $	193
CURRENT ASSETS | $	7,833
LONG-TERM ASSETS:
Restricted cash | $	93
Right-of-use assets | $	364
Other long term assets | $	32
Property, plant and equipment, net | $	413
Non-current assets | $	902
Assets | $	8,735
CURRENT LIABILITIES:
Trade payables | $	279
Other payables | $	894
Lease liabilities | $	131
Current liabilities | $	1,304
NON CURRENT LIABILITIES:
Warrants | $	1,044
Lease liabilities | $	243
Non current Liabilities | $	1,287
SHAREHOLDERS' EQUITY :
Ordinary shares of no par value: Authorized: 500,000,000 shares at December 31, 2018 and June 30, 2019 (unaudited); Issued and outstanding: 130,414,799 at December 31, 2018; and 224,087,799 at June 30, 2019(unaudited). | $
Additional paid-in capital | $	30,371
Share-based payments | $	3,647
Treasury shares | $	(2,643)
Accumulated deficit | $	(25,231)
Equity | $	6,144
Equity and liabilities | $	$ 8,735